Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund III
Entity Central Index Key	0001593547
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000226322
Shareholder Report [Line Items]
Fund Name	Democracy International Fund
Class Name	Democracy International Fund
Trading Symbol	DMCY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Democracy International Fund (the "Fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.democracyinvestments.com/fund. You can also request this information by contacting us at 1-877-776-3629.
Additional Information Phone Number	1-877-776-3629
Additional Information Website	https://www.democracyinvestments.com/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Democracy International Fund	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

DMCY The Democracy International ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of Democracy International Index (the “Index”). The Index uses country Democracy Scores from The Economist to tilt a market capitalization weighted index toward companies controlled by more democratic countries and away from those in more authoritarian countries. For the year ended December 31, 2024, the Fund has delivered a total return of 2.70% at Net Asset Value ("NAV").

Performance relative to market capitalization weightings was aided by relative over weightings to Taiwan and Canada and hampered by under weightings to China in combination with over weightings in the Eurozone. Effects of the Russia-Ukraine War, short-lived Chinese stimulus and potential trade tariffs were all factors.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Democracy International Fund - $10960	MSCI ACWI ex USA Index (NR) (USD) - $10678	Democracy Investments International Index (NR) (USD) - $11147	Solactive GBS Gbl Mkts ex US Large & Mid Cap - $10734	FTSE All-World Ex US Index (TR) (USD) - $10949
Mar/21	$10000	$10000	$10000	$10000	$10000
Dec/21	$10649	$10418	$10592	$10406	$10472
Dec/22	$9111	$8751	$9005	$8776	$8878
Dec/23	$10672	$10118	$10621	$10164	$10316
Dec/24	$10960	$10678	$11147	$10734	$10949

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Democracy International Fund	2.70%	2.47%
MSCI ACWI ex USA Index (NR) (USD)	5.53%	1.76%
Democracy Investments International Index (NR) (USD)	4.96%	2.93%
Solactive GBS Gbl Mkts ex US Large & Mid Cap	5.60%	1.90%
FTSE All-World Ex US Index (TR) (USD)	6.13%	2.44%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 8,633,615
Holdings Count | Holding	196
Advisory Fees Paid, Amount	$ 30,636
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$8,633,615	196	$30,636	0%

Holdings [Text Block]

Country/Region WeightingsFootnote Reference*

Value	Value
Other Countries	14.1%
Netherlands	2.6%
India	3.3%
Taiwan	4.2%
Australia	4.6%
Japan	4.7%
Switzerland	6.1%
Germany	6.4%
France	6.9%
FTSE Emerging Markets	8.0%
Canada	8.1%
United Kingdom	9.6%
FTSE Pacific	20.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Vanguard FTSE Pacific ETF	20.9%
Vanguard FTSE Emerging Markets ETF	8.0%
iShares MSCI Japan ETF	4.7%
iShares MSCI Australia ETF	4.4%
iShares MSCI Taiwan ETF	4.2%
iShares MSCI India ETF	3.3%
ASML Holding	1.5%
SAP	1.4%
Novo Nordisk, Cl B	1.3%
Nestle	1.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-877-776-3629
Updated Prospectus Web Address	https://www.democracyinvestments.com/fund